BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES - Service and product sales to related parties (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	₺ 8,567	₺ 7,837	₺ 5,608
Nesine
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	1,774	1,692	1,700
Doan Yaynclk
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	1,288	1,066	1,027
Doan Portal ve Elektronik Ticaret A.. ("Doan Portal")
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	1,229	595	969
Dogan Burda Dergi Yaynclk ve Pazarlama A.S
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	764	248	70
Glokal Dijital Hizmetler ve Pazarlama A.S
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	740	618	302
Deger Merkezi Hizmetler ve Yonetim A.S
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	606	393	384
Aydn Doan Vakf
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties		1,226	152
Other related parties
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Service and product sales to related parties	₺ 2,166	₺ 1,999	₺ 1,004